Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Non-trade loan, unsecured, interest-free and recoverable on demand [Member] | Mega Origin Holdings Limited [Member]
Related Party Transaction [Line Items]
Relationship, due from related party	Our controlling shareholder and wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director
Amount due from shareholder	$ 152
Dividend payable, unsecured, interest-free and repayable on demand [Member] | Mega Origin Holdings Limited [Member]
Related Party Transaction [Line Items]
Relationship, due to related party	Our controlling shareholder and wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director
Due to related party		8,245
Non-trade loan, unsecured, with simple annual interests [Member] | Mega Origin Holdings Limited [Member]
Related Party Transaction [Line Items]
Relationship, due to related party	Our controlling shareholder and wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director
Due to related party	$ 5,000
Non-trade loan, unsecured, interest-free and repayable on demand [Member] | Mega Origin Holdings Limited [Member]
Related Party Transaction [Line Items]
Relationship, related party transactions	Our controlling shareholder and wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director
Related party transactions		6
Non-trade loan, unsecured, interest-free and repayable on demand [Member] | Wisecome Oil Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Relationship, related party transactions	Company wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director
Related party transactions		(175)
Proceeds from disposal of property [Member] | Wisecome Oil Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Relationship, related party transactions	Company wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director
Related party transactions	$ 957
Freight expenses [Member] | Wisecome Oil Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Relationship, related party transactions	Company wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director
Related party transactions	$ (1,151)
Rental and maintenance expenses [Member] | Wisecome Oil Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Relationship, related party transactions	Company wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director
Related party transactions	$ (17)
Advances [Member] | Wisecome Oil Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Relationship, related party transactions	Company wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director
Related party transactions	$ 1,125
Dividend Paid [Member] | Mega Origin Holdings Limited [Member]
Related Party Transaction [Line Items]
Relationship, related party transactions	Our controlling shareholder and wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director
Related party transactions	$ (4,745)	(1,500)
Non-trade loan, unsecured, interest-free and repayable on demand One [Member] | Mega Origin Holdings Limited [Member]
Related Party Transaction [Line Items]
Relationship, related party transactions	Our controlling shareholder and wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director
Related party transactions	$ (152)	$ (87)